Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of other income (expenses)
	December 31, 2022	December 31, 2021
	$	$
Fair value change of other liabilities	2,200,312	(517,971)
Transaction costs related to Offering (Note 9)	-	(111,715)
Interest income	82,970	12,577
Foreign exchange (expense) gain	(331,966)	96,642

	1,951,316	(520,467)